Consolidated Balance Sheets (Parenthetical) (Unaudited) (USD $) In Thousands, except Share data	Mar. 31, 2011	Dec. 31, 2010
ASSETS
Accumulated amortization of intangible assets	$ 22,803	$ 21,293
Accumulated amortization of deferred financing costs	$ 10,080	$ 9,316
Stockholders' equity:
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	77,552,438	76,443,926
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Treasury stock, shares	368,651	167,643